CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
REVENUE:
Sales - devices and disposables	$ 77	$ 1	$ 77	$ 20
Cost of goods sold	12	0	19	66
Gross profit	65	1	58	(46)
OPERATING EXPENSES:
Research and development	41	23	121	113
Sales and marketing	36	15	107	91
General and administrative	141	151	594	522
Total operating expenses	218	189	822	726
Operating loss	(153)	(188)	(764)	(772)
OTHER INCOME (EXPENSES):
Other income	0	26	51	45
Interest expense	(317)	(376)	(910)	(1,010)
Change in fair value of derivative liability	(36)	0	(36)	0
Gain (Loss) from extinguishment of debt	20	0	(296)	0
Change in fair value of warrants	2,061	412	(490)	(1,267)
Total other expenses	1,728	62	(1,681)	(2,232)
INCOME (LOSS) INCOME BEFORE INCOME TAXES	1,575	(126)	(2,445)	(3,004)
Provision for income taxes	0	0	0	0
NET INCOME (LOSS)	1,575	(126)	(2,445)	(3,004)
Preferred stock dividends	(46)	0	(75)	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 1,529	$ (126)	$ (2,520)	$ (3,004)
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic	$ 0.12	$ (0.04)	$ (0.25)	$ (0.91)
Diluted	$ 0.03	$ (0.04)	$ (0.25)	$ (0.91)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in thousands)	12,995	3,319	9,985	3,296
Diluted (in thousands)	60,331	3,319	9,985	3,296